UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

     /s/ James H. Litinsky     Chicago, IL/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $335,162 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     1831    60000 SH       SOLE                    60000        0        0
APPLE INC                      COM              037833100    38707   120000 SH  CALL SOLE                   120000        0        0
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    14784   800000 SH       SOLE                   800000        0        0
AT&T INC                       COM              00206R102    20566   700000 SH       SOLE                   700000        0        0
BJS WHOLESALE CLUB INC         COM              05548J106      431     9000 SH       SOLE                     9000        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     3636  3539000 PRN      SOLE                  3539000        0        0
CITIGROUP INC                  COM              172967101      851   180000 SH  CALL SOLE                   180000        0        0
CITIGROUP INC                  COM              172967101    19866  4200000 SH       SOLE                  4200000        0        0
COOPER TIRE & RUBR CO          COM              216831107     5659   240000 SH       SOLE                   240000        0        0
COUNTRY STYLE COOKING RESTAU   SPONSORED ADR    22238M109     3176   138100 SH       SOLE                   138100        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     2559    51300 SH  CALL SOLE                    51300        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1646    33000 SH       SOLE                    33000        0        0
GENERAL MLS INC                COM              370334104    10787   303100 SH  CALL SOLE                   303100        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209     2706    50000 SH       SOLE                    50000        0        0
GENERAL MTRS CO                COM              37045V100    17505   474900 SH       SOLE                   474900        0        0
HOME DEPOT INC                 COM              437076102     1753    50000 SH       SOLE                    50000        0        0
IMAX CORP                      COM              45245E109      561    20000 SH  PUT  SOLE                    20000        0        0
IMAX CORP                      COM              45245E109      735    26200 SH  PUT  SOLE                    26200        0        0
ISHARES TR                     DJ US REAL EST   464287739    16228   290000 SH  PUT  SOLE                   290000        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104     1345   149940 SH       SOLE                   149940        0        0
KRAFT FOODS INC                CL A             50075N104    11092   352000 SH       SOLE                   352000        0        0
NASDAQ OMX GROUP INC           COM              631103108     5098   215000 SH       SOLE                   215000        0        0
NASDAQ OMX GROUP INC           COM              631103108     9010   380000 SH  CALL SOLE                   380000        0        0
NEW YORK TIMES CO              CL A             650111107      283    28900 SH  CALL SOLE                    28900        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105     3026   100000 SH  PUT  SOLE                   100000        0        0
PAPA JOHNS INTL INC            COM              698813102    26731   965000 SH       SOLE                   965000        0        0
PFIZER INC                     COM              717081103     9981   570000 SH       SOLE                   570000        0        0
PRICELINE COM INC              COM NEW          741503403     7991    20000 SH  PUT  SOLE                    20000        0        0
PROCTER & GAMBLE CO            COM              742718109     3217    50000 SH       SOLE                    50000        0        0
RESEARCH IN MOTION LTD         COM              760975102     5813   100000 SH  PUT  SOLE                   100000        0        0
SANDISK CORP                   COM              80004C101    11468   230000 SH  CALL SOLE                   230000        0        0
SANDISK CORP                   COM              80004C101    18947   380000 SH  CALL SOLE                   380000        0        0
SANDISK CORP                   COM              80004C101    10969   220000 SH       SOLE                   220000        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    11070   647000 SH       SOLE                   647000        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     7914   270000 SH  CALL SOLE                   270000        0        0
SLM CORP                       COM              78442P106     1574   125000 SH       SOLE                   125000        0        0
THOMAS PPTYS GROUP INC         COM              884453101      765   181300 SH       SOLE                   181300        0        0
WAL MART STORES INC            COM              931142103    22920   425000 SH       SOLE                   425000        0        0
WEBMD HEALTH CORP              COM              94770V102      255     5000 SH       SOLE                     5000        0        0
WELLPOINT INC                  COM              94973V107     1706    30000 SH       SOLE                    30000        0        0